Derivative Liabilities - Redemption of warrants (Details)	3 Months Ended	9 Months Ended
	Dec. 31, 2020 D $ / shares	Sep. 30, 2021 D $ / shares
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price		$ 18.00
Threshold issue price for capital raising purposes in connection with the closing of a Business Combination	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold trading days for calculating Market Value | D	10	10
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	100.00%	100.00%
Adjustment two of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18.00	$ 18.00
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	10.00	10.00
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Redemption period	30 days	30 days
Threshold trading days for redemption of public warrants | D	20	20
Threshold consecutive trading days for redemption of public warrants | D	30	30
Warrant redemption condition minimum share price	$ 18.00	$ 18.00
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10
Redemption period	30 days	30 days
Warrant redemption condition minimum share price	$ 10.00	$ 10.00